Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 653,044	$ 759,647
Deferred			(425,978)	(201,748)
State
Current
Deferred
Change in valuation allowance			425,978	201,748
Income tax provision	$ 8,766	$ 530,249	$ 653,044	$ 759,647